Exhibit 99.1

Item 4 and Item 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT	Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Board of Directors and Management of
First Investors Financial Services, Inc.
5757 Woodway Dr., Suite 400
Houston, TX  77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA) LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the "Seller") solely to assist you in verifying the accuracy of certain amounts disclosed in the First Investors Auto Owner Trust 2017-3 Offering Memorandum (the "Offering Memorandum").  First Investors Financial Services, Inc.'s management is responsible for the completeness, accuracy and reliability of the information disclosed in the Offering Memorandum.  The sufficiency of these procedures is solely the responsibility of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purposes.

We performed the procedures enumerated below and noted no exceptions with respect to the testing in 2.  The agreed-upon procedures we performed are as follows:

1.	Obtained from the Seller an electronic file of information for certain loans (the "Loans") which the Seller represents is as of the close of business on September 30, 2017 (the "September Data Tape").

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

2.
The 200 automobile receivables noted in Exhibit A were selected for us by Credit Suisse Securities (USA) LLC from the September Data Tape.  We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:

	●	Loan number
	●	Original amount financed
	●	First payment date (scheduled)
	●	Original term to maturity
	●	Monthly payment
	●	Interest rate
	●	Vehicle type (new/used)
	●	State (borrower)

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review of the Offering Memorandum, the objective of which is the expression of an opinion or limited assurance on the financial information or a part thereof.  Accordingly, we do not express such an opinion or limited assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC and is not intended to be and should not be used by anyone other than these specified parties.

Houston, Texas
November 2, 2017

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

1	30-Sep-17	6335103	[Redacted]
2	30-Sep-17	6297113	[Redacted]
3	30-Sep-17	6304497	[Redacted]
4	30-Sep-17	6293724	[Redacted]
5	30-Sep-17	6334999	[Redacted]
6	30-Sep-17	6293609	[Redacted]
7	30-Sep-17	6291280	[Redacted]
8	30-Sep-17	6321939	[Redacted]
9	30-Sep-17	6333421	[Redacted]
10	30-Sep-17	6342018	[Redacted]
11	30-Sep-17	6325591	[Redacted]
12	30-Sep-17	6335277	[Redacted]
13	30-Sep-17	6339170	[Redacted]
14	30-Sep-17	6285142	[Redacted]
15	30-Sep-17	6332308	[Redacted]
16	30-Sep-17	6318125	[Redacted]
17	30-Sep-17	6287676	[Redacted]
18	30-Sep-17	6338925	[Redacted]
19	30-Sep-17	6326599	[Redacted]
20	30-Sep-17	6334429	[Redacted]
21	30-Sep-17	6307086	[Redacted]
22	30-Sep-17	6285514	[Redacted]
23	30-Sep-17	6306823	[Redacted]
24	30-Sep-17	6310593	[Redacted]
25	30-Sep-17	6309439	[Redacted]
26	30-Sep-17	6338388	[Redacted]
27	30-Sep-17	6318638	[Redacted]
28	30-Sep-17	6292908	[Redacted]
29	30-Sep-17	6342091	[Redacted]
30	30-Sep-17	6317549	[Redacted]
31	30-Sep-17	6330245	[Redacted]
32	30-Sep-17	6306039	[Redacted]
33	30-Sep-17	6339873	[Redacted]
34	30-Sep-17	6323471	[Redacted]
35	30-Sep-17	6335467	[Redacted]
36	30-Sep-17	6307656	[Redacted]
37	30-Sep-17	6318810	[Redacted]
38	30-Sep-17	6330906	[Redacted]
39	30-Sep-17	6317523	[Redacted]
40	30-Sep-17	6324982	[Redacted]
41	30-Sep-17	6205926	[Redacted]
42	30-Sep-17	6312706	[Redacted]
43	30-Sep-17	6333769	[Redacted]
44	30-Sep-17	6332985	[Redacted]
45	30-Sep-17	6304075	[Redacted]
46	30-Sep-17	6285597	[Redacted]
47	30-Sep-17	6333215	[Redacted]
48	30-Sep-17	6305262	[Redacted]
49	30-Sep-17	6284962	[Redacted]
50	30-Sep-17	6326987	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

51	30-Sep-17	6338701	[Redacted]
52	30-Sep-17	6308886	[Redacted]
53	30-Sep-17	6297501	[Redacted]
54	30-Sep-17	6291082	[Redacted]
55	30-Sep-17	6319586	[Redacted]
56	30-Sep-17	6305924	[Redacted]
57	30-Sep-17	6332555	[Redacted]
58	30-Sep-17	6327159	[Redacted]
59	30-Sep-17	6310957	[Redacted]
60	30-Sep-17	6311419	[Redacted]
61	30-Sep-17	6316541	[Redacted]
62	30-Sep-17	6284673	[Redacted]
63	30-Sep-17	6330542	[Redacted]
64	30-Sep-17	6329684	[Redacted]
65	30-Sep-17	6287056	[Redacted]
66	30-Sep-17	6319651	[Redacted]
67	30-Sep-17	6320501	[Redacted]
68	30-Sep-17	6292924	[Redacted]
69	30-Sep-17	6308779	[Redacted]
70	30-Sep-17	6311708	[Redacted]
71	30-Sep-17	6316517	[Redacted]
72	30-Sep-17	6308704	[Redacted]
73	30-Sep-17	6327753	[Redacted]
74	30-Sep-17	6327498	[Redacted]
75	30-Sep-17	6326045	[Redacted]
76	30-Sep-17	6326334	[Redacted]
77	30-Sep-17	6290977	[Redacted]
78	30-Sep-17	6341978	[Redacted]
79	30-Sep-17	6314702	[Redacted]
80	30-Sep-17	6303630	[Redacted]
81	30-Sep-17	6296917	[Redacted]
82	30-Sep-17	6318083	[Redacted]
83	30-Sep-17	6334544	[Redacted]
84	30-Sep-17	6297634	[Redacted]
85	30-Sep-17	6342521	[Redacted]
86	30-Sep-17	6339071	[Redacted]
87	30-Sep-17	6316343	[Redacted]
88	30-Sep-17	6311856	[Redacted]
89	30-Sep-17	6311674	[Redacted]
90	30-Sep-17	6306948	[Redacted]
91	30-Sep-17	6342760	[Redacted]
92	30-Sep-17	6334411	[Redacted]
93	30-Sep-17	6320709	[Redacted]
94	30-Sep-17	6307789	[Redacted]
95	30-Sep-17	6312409	[Redacted]
96	30-Sep-17	6320550	[Redacted]
97	30-Sep-17	6316483	[Redacted]
98	30-Sep-17	6336622	[Redacted]
99	30-Sep-17	6312102	[Redacted]
100	30-Sep-17	6313134	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

101	30-Sep-17	6316665	[Redacted]
102	30-Sep-17	6338628	[Redacted]
103	30-Sep-17	6302632	[Redacted]
104	30-Sep-17	6333793	[Redacted]
105	30-Sep-17	6319016	[Redacted]
106	30-Sep-17	6336937	[Redacted]
107	30-Sep-17	6291876	[Redacted]
108	30-Sep-17	6342539	[Redacted]
109	30-Sep-17	6316038	[Redacted]
110	30-Sep-17	6332803	[Redacted]
111	30-Sep-17	6326714	[Redacted]
112	30-Sep-17	6310734	[Redacted]
113	30-Sep-17	6295190	[Redacted]
114	30-Sep-17	6299580	[Redacted]
115	30-Sep-17	6332811	[Redacted]
116	30-Sep-17	6311211	[Redacted]
117	30-Sep-17	6297568	[Redacted]
118	30-Sep-17	6302418	[Redacted]
119	30-Sep-17	6328140	[Redacted]
120	30-Sep-17	6306807	[Redacted]
121	30-Sep-17	6323257	[Redacted]
122	30-Sep-17	6286769	[Redacted]
123	30-Sep-17	6319941	[Redacted]
124	30-Sep-17	6293104	[Redacted]
125	30-Sep-17	6300842	[Redacted]
126	30-Sep-17	6341523	[Redacted]
127	30-Sep-17	6340921	[Redacted]
128	30-Sep-17	6320758	[Redacted]
129	30-Sep-17	6316350	[Redacted]
130	30-Sep-17	6328785	[Redacted]
131	30-Sep-17	6297576	[Redacted]
132	30-Sep-17	6337745	[Redacted]
133	30-Sep-17	6249866	[Redacted]
134	30-Sep-17	6290696	[Redacted]
135	30-Sep-17	6301915	[Redacted]
136	30-Sep-17	6323182	[Redacted]
137	30-Sep-17	6294896	[Redacted]
138	30-Sep-17	6327183	[Redacted]
139	30-Sep-17	6320519	[Redacted]
140	30-Sep-17	6326144	[Redacted]
141	30-Sep-17	6177562	[Redacted]
142	30-Sep-17	6334627	[Redacted]
143	30-Sep-17	6308233	[Redacted]
144	30-Sep-17	6293393	[Redacted]
145	30-Sep-17	6322333	[Redacted]
146	30-Sep-17	6308100	[Redacted]
147	30-Sep-17	6310791	[Redacted]
148	30-Sep-17	6321574	[Redacted]
149	30-Sep-17	6338958	[Redacted]
150	30-Sep-17	6317739	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

151	30-Sep-17	6328470	[Redacted]
152	30-Sep-17	6294888	[Redacted]
153	30-Sep-17	6308340	[Redacted]
154	30-Sep-17	6298343	[Redacted]
155	30-Sep-17	6324388	[Redacted]
156	30-Sep-17	6342190	[Redacted]
157	30-Sep-17	6334916	[Redacted]
158	30-Sep-17	6335376	[Redacted]
159	30-Sep-17	6323562	[Redacted]
160	30-Sep-17	6307847	[Redacted]
161	30-Sep-17	6340210	[Redacted]
162	30-Sep-17	6310452	[Redacted]
163	30-Sep-17	5973169	[Redacted]
164	30-Sep-17	6285340	[Redacted]
165	30-Sep-17	6290761	[Redacted]
166	30-Sep-17	6255996	[Redacted]
167	30-Sep-17	6315576	[Redacted]
168	30-Sep-17	6332928	[Redacted]
169	30-Sep-17	6325070	[Redacted]
170	30-Sep-17	6328728	[Redacted]
171	30-Sep-17	6340475	[Redacted]
172	30-Sep-17	6309058	[Redacted]
173	30-Sep-17	6294987	[Redacted]
174	30-Sep-17	6299101	[Redacted]
175	30-Sep-17	6285134	[Redacted]
176	30-Sep-17	6330435	[Redacted]
177	30-Sep-17	6341077	[Redacted]
178	30-Sep-17	6340046	[Redacted]
179	30-Sep-17	6330112	[Redacted]
180	30-Sep-17	6301899	[Redacted]
181	30-Sep-17	6307458	[Redacted]
182	30-Sep-17	6333041	[Redacted]
183	30-Sep-17	6329809	[Redacted]
184	30-Sep-17	6331904	[Redacted]
185	30-Sep-17	6321186	[Redacted]
186	30-Sep-17	6311914	[Redacted]
187	30-Sep-17	6299754	[Redacted]
188	30-Sep-17	6333017	[Redacted]
189	30-Sep-17	6304083	[Redacted]
190	30-Sep-17	6322846	[Redacted]
191	30-Sep-17	6330682	[Redacted]
192	30-Sep-17	6303440	[Redacted]
193	30-Sep-17	6288005	[Redacted]
194	30-Sep-17	6312367	[Redacted]
195	30-Sep-17	6287825	[Redacted]
196	30-Sep-17	6311807	[Redacted]
197	30-Sep-17	6305163	[Redacted]
198	30-Sep-17	6336705	[Redacted]
199	30-Sep-17	6294177	[Redacted]
200	30-Sep-17	6334734	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.